Notes payable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Notes Payable [Abstract]
Short-term loan	$ 4,030	$ 4,022
Short-term loan from shareholders	85	82
Total notes payable	$ 4,115	$ 4,104